BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of equity interests

On December 31, 2019 and 2018, the Company holds direct equity interests in subsidiaries and joint ventures. Selected information on the Company's investees is as follows:

Investees	Type of investment	Equity interests	Country (Headquarters)	Core activity
Terra Networks Brasil S.A. ("Terra Networks")	Subsidiary	100.00%	Brazil	Telecommunications
Telefônica Transportes e Logística Ltda ("TGLog")	Subsidiary	99.99%	Brazil	Transports and logistics
POP Internet Ltda ("POP")	Subsidiary	99.99%	Brazil	Internet
Aliança Atlântica Holding B.V. ("Aliança")	Joint venture	50.00%	Brazil	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint venture	50.00%	Holland	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint venture	50.00%	Brazil	Technical assistance in telecommunication networks

Schedule of amendments adopted

Standards and amendments
Improvements to IFRS Standards	2015-2017 Cycle

IFRS 16	Leases

IFRIC 23	Uncertainty over Income Tax Treatments

Amendments to IFRS 9	Prepayment Features with Negative Compensation

Amendments to IAS 19	Plan Amendment, Curtailment or Settlement

Amendments to IAS 28	Long-term Interest in associates and Joint Ventures

Schedule of effects of the initial adoption of IFRS 16 on opening balance

Nominal value payable	9,999,696
Unrealized financial expenses	(1,381,624)
Present value payable	8,618,072

Current	1,711,092
Non-current	6,906,980

Initial adoption effects:
Property, plant and equipment (Note 12)	8,618,072
Loans, financing, debentures and leases (Note 20)	8,618,072

Schedule of IFRS amendments

Mandatory application:
annual periods
Standards and amendments		beginning on or after
Amendments to References to the Conceptual Framework in IFRS Standards		January 1, 2020
Amendments to IFRS 3	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021